ACCOUNTING STANDARDS AND BASIS OF PREPARATION - (Details)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Acquisition-date fair value of total consideration transferred
Conversion factor to calculate inflation adjustment	385.8826	321.9738	283.4442	225.5370